SHARE-BASED PAYMENT - Restricted Share (Details) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Oct. 21, 2015 $ / shares	Oct. 21, 2015 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Oct. 21, 2015 ¥ / shares
Expense
Share-based compensation expense			¥ 55,128	¥ 134,709	¥ 62,787
US Plan | Restricted Shares
SHARE-BASED PAYMENT
Number of restricted shares granted | shares		4,740,777
Exercise price per share | $ / shares	$ 0
Vesting period (in years)		4 years
Reacquisition of non-vested shares, consideration		¥ 0
Recognized compensation expense service period		4 years
Aggregate fair value of the restricted shares at the grant dates		¥ 25,397
Fair value per ordinary share on the grant-date | (per share)	$ 0.84					¥ 5.36
Fair value of vested shares			2,758	¥ 6,165	¥ 6,165
Unrecognized compensation cost			¥ 0
Restricted Shares
Balance at the beginning of the year (in shares) | shares			514,912	2,077,560	3,228,278
Vested (in shares) | shares			514,912	1,150,718	1,150,718
Cancelled and forfeited (in shares) | shares				411,930
Balance at the end of the year (in shares) | shares				514,912	2,077,560
Expense
Share-based compensation expense			¥ 118	¥ 3,992	¥ 6,611
US Plan | Restricted Shares | Tranche one
SHARE-BASED PAYMENT
Vesting rights percentage		0.25%
US Plan | Restricted Shares | Annual Basis Ending on Fourth Anniversary of Grant Date
SHARE-BASED PAYMENT
Vesting period (in years)		3 years
Vesting rights percentage		0.75%